Cover	Oct. 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 11, 2021
Entity File Number	000-52528
Entity Registrant Name	YACHT FINDERS, INC.
Entity Central Index Key	0001311673
Entity Tax Identification Number	76-0736467
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	41 Ulua Place
Entity Address, City or Town	Haiku
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96708
City Area Code	(808)
Local Phone Number	573-6163
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	YTFD
Entity Emerging Growth Company	false